10-K Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Future Minimum Lease Payment Obligations Under Non-Cancelable Operating Leases
The following table summarizes the Company’s future minimum lease payment obligations under non-cancelable operating leases as of June 30, 2024:

As of	June 30, 2024
($ in thousands)
Contractual maturities:
Remaining 2024	$527
2025	1,421
2026	1,331
2027	1,331
Later years	—
Total undiscounted future minimum lease payments	4,610
Less: Discount impact	375
Total discounted operating lease liability	$4,234
The following table summarizes the Company’s future minimum lease payment obligations under non-cancelable operating leases as of December 31, 2023:

As of December 31,	2023
($ in thousands)
Contractual maturities:
2024	564
2025	90
2026	—
2027	—
Later years	—
Total undiscounted future minimum lease payments	654
Less: Discount impact	(4)
Total discounted operating lease liability	$650